Contingent and Deferred Consideration Payable	6 Months Ended
Jun. 30, 2023
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable

9. Contingent and deferred consideration payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2022	$27,146
Payments made during the period	(7,642)
Additions in the period	658
Fair value loss and other	586
Balance at June 30, 2023	$20,748
Current	$12,272
Non-current	$8,476

During the six months ended June 30, 2023:

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The Company paid $7,642 of the contingent consideration payable in respect to a prior period acquisition. In the current year, an amendment was entered into related to the contingent consideration associated with a prior period acquisition. This amendment did not change the expected payments to be made in future periods and the remaining contingent consideration was accrued at the maximum amount as of June 30, 2023.

The contingent and deferred consideration of $20,748 is classified as a liability on the unaudited condensed consolidated statement of financial position, of which $8,476 is non-current. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.